STOCKHOLDERS EQUITY (DEFICIENCY)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS EQUITY (DEFICIENCY)
STOCKHOLDERS' EQUITY (DEFICIENCY)

NOTE 10 - STOCKHOLDERS’ EQUITY (DEFICIT)

Recapitalization - Reverse Stock Split

On May 27, 2021, the Company filed a certificate of amendment to its articles of incorporation with the Secretary of State of the State of Nevada (the “Certificate of Amendment”) to (i) effectuate a reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock and treasury shares on a 1-for-80 basis and (ii) decrease the number of total authorized shares of common stock of the Company from 1,200,000,000 to 150,000,000 shares.

As of the Effective Time, every 80 shares of issued and outstanding common stock were converted into one share of common stock. No fractional shares were issued in connection with the Reverse Stock Split. Instead, a holder of record of old common stock as of immediately prior to the Effective Time who would otherwise have been entitled to a fraction of a share was entitled to receive cash in lieu thereof.

The Company’s transfer agent, Issuer Direct Corporation acted as the exchange agent for the Reverse Stock Split. The Reverse Stock Split did not alter the par value of the Company’s common stock or modify any voting rights or other terms of the common Stock. In addition, pursuant to their terms, a proportionate adjustment was made to the per share exercise price and number of shares issuable under all of the Company’s outstanding stock options and warrants to purchase shares of common Stock, and the number of shares authorized and reserved for issuance pursuant to the Company’s equity incentive plan will be reduced proportionately.

All issued and outstanding common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented. In addition, a proportionate adjustment was made to the per share exercise price and the number of shares issuable upon the exercise of all outstanding stock options, restricted stock units and warrants to purchase shares of common stock. A proportionate adjustment was also made to the number of shares reserved for issuance pursuant to the Company’s equity incentive compensation plans to reflect the Reverse Stock Split.

Board of Directors Fees

On October 12, 2021, our Board of Directors approved the Non-Employee Director Compensation Policy. Pursuant to that policy, the Board granted to each of the four non-employee directors $50,000 in value of common stock options. The Company used the Black Scholes option pricing model to determine the number of shares that would derive a value of $50,000 for each non-employee director. The Black Scholes pricing model use the following assumptions: term of 10 years; volatility 142.54%; annual rate of dividends 0%; discount rate 1.59%. The model yielded an award grant of 45,664 total options, 11,416 for each of the four non-employee directors. In addition, the Board granted Ms. Cornell a pro rata number of options for her tenure from February 2, 2021, through October 11, 2021; a grant of 7,660 shares valued at $33,549 using the same Black Scholes assumptions.

On July 28, 2022, our Board of Directors awarded options pursuant to the Non-Employee Director Compensation Policy. The Board granted to each of the three non-employee directors $50,000 in value of common stock options. The Company used the Black Scholes option pricing model to determine the number of shares that would derive a value of $50,000 for each non-employee director. The Black Scholes pricing model used the following assumptions: term of 5.31 years; volatility 120.99%; annual rate of dividends 0%; discount rate 2.69%. The model yielded an award grant of 47,391 total options, 15,797 for each of the three non-employee directors.

On December 16, 2022, our Board of Directors awarded options to each of the three non-employee directors of $10,000 in value of common stock options. The Company used the Black Scholes option pricing model to determine the number of shares that would derive a value of $10,000 for each non-employee director. The Black Scholes pricing model used the following assumptions: term of 5 years; volatility 116.42%; annual rate of dividends 0%; discount rate 3.61%. The model yielded an award grant of 12,732 total options, 4,244 for each of the three non-employee directors.

On December 19, 2022, our Board of Directors appointed Ms. Alison Cornell as lead independent director. In recognition of that appointment the Board of Directors awarded to Ms. Cornell $300,000 in value of common stock options. The Company used the Black Scholes option pricing model to determine the number of shares that would derive a value of $300,000 for the lead independent director. The Black Scholes pricing model used the following assumptions: term of 5 years; volatility 116.47%; annual rate of dividends 0%; discount rate 3.70%. The model yielded an award grant of 139,444 total options.

The Company recorded directors’ fees of $1,155,722 and $710,481 (as adjusted) for the years ended December 31, 2022 and 2021, respectively, representing the cash fees paid or accrued and the expense associated with the common stock options described above.

Stock Based Compensation

On January 1, 2021, in connection with his appointment as the Company’s Chief Financial Officer, Mr. Marchiando received a stock option award issued pursuant to the 2019 Plan to purchase 162,500 shares of the Company’s common stock, with an exercise price of $11.20 per share. Vesting of these options shall be as follows: 37,500 shares vested immediately upon grant of the option award, and 15,625 shares will vest on each 6 month anniversary of January 1, 2021.

The Company, on June 15, 2021, issued 5,000 shares of unregistered common stock to CorProminence, LLC (d/b/a COREir) for services in accordance with the consulting agreement between COREir and the Company (See “Note 11 - Commitments and Contingencies”). The shares were valued at the market price on June 15, 2021, $4.48 per share for a total expense of $22,400. On October 15, 2021, the Company, per its consulting agreement with CorProminence, LLC (dba COREir), issued an additional 2,500 shares of common stock to CorProminence, LLC. The shares were valued on October 15, 2021, at $4.15 per share for a total expense in the aggregate of $10,375.

On October 21, 2021, the Board of directors granted options under its 2021 equity incentive plan (the “2021 Plan”) to purchase 924,000 shares of common stock to several directors and officers of the Company. The options have a term of ten years and 260,000 shares granted to board members vest over one year, and the 664,000 shares granted to the officers vest over three years. The options were valued at $3,476,392 using the Black Scholes pricing model relying on the following assumptions: volatility 141.38%; annual rate of dividends 0%; discount rate 1.68%.

On February 22, 2022, the Board of directors granted options under its 2021 equity incentive plan (the “2021 Plan”) to purchase 172,500 shares of common stock to certain employees of the Company. The options have a term of ten years and vest over three years. The options were valued at $493,536 using the Black Scholes pricing model relying on the following assumptions: simplified term of 5.75 years; volatility 130.18%; annual rate of dividends 0%; discount rate 1.88%.

On August 29, 2022, the Board of directors granted options under its 2021 equity incentive plan (the “2021 Plan”) to purchase 173,000 shares of common stock to certain employees of the Company. The options have a term of ten years and vest over three years. The options were valued at $590,896 using the Black Scholes pricing model relying on the following assumptions: simplified term of 5.75 years; volatility 121.19%; annual rate of dividends 0%; discount rate 3.25%.

Stock Issuances

During the year ended December 31, 2021, the Company issued 139,664 shares for proceeds of $1,514,969 to investors in private placements. In addition, during this same period, a related party purchased 4,464 shares of the Company’s common stock at $11.20 per share for proceeds of $50,000.

On June 2, 2021, the Company completed its public offering of common stock and common stock warrants. The Company issued 2,760,000 units at $5.00 (each unit consisting of one share of the Company’s common stock and one warrant (“registered warrant”) with an exercise price $5.50 per share) for gross proceeds of $13,804,240, and net proceeds of $12,181,602 after related underwriting and other costs of $1,622,638.

On July 2, 2021, the underwriter of the June 2021 Offering exercised its overallotment option and purchased an additional 150,000 shares of the Company’s common stock at $4.99 per share for gross proceeds of $748,500, and net proceeds of $673,159 after related underwriting and other costs of $75,191.

Stock Warrants Exercised

During the twelve months ended December 31, 2021, warrants to purchase 139,100 shares of the Company’s common stock were exercised on a “cashless” basis resulting in the issuance of 54,361 shares of common stock.

In September 2021, two groups of the Company’s registered warrants were exercised resulting in the Company issuing 198,503 shares of common stock. The exercise price of the registered warrants was $5.50 per share, resulting in gross cash proceeds to the Company of $1,091,767.

Sale of Common Stock Warrants

During the twelve months ending December 31, 2021, and in connection with the Participation Agreements (see “Note 9 - Deferred R&D Obligation - Participation Agreements”), the Company sold warrants to purchase 5,626 shares of common stock for $55,697. The warrants were valued based on the Black Scholes pricing model relying on the following assumptions: volatility 129.13% to 140.20%; annual rate of dividends 0%; discount rate 0.41% to 0.87%.

On June 2, 2021, the Company completed its public offering of common stock and warrants. As part of the transaction, the Company sold 414,000 warrants (“registered warrants”) with an exercise price of $5.50 per share, from the overallotment option that was exercised by the underwriter for $4,140. Additionally, the Company issued the underwriter 8% of the number of shares of common stock in the offering in 220,800 unregistered warrants for shares of common stock, for an aggregate price to the Company of $100. These warrants are exercisable 180 days after the offering date and expire five years after the first day they are exercisable. The warrants were valued at $946,675 based on the Black Scholes pricing model relying on the following assumptions: volatility 132.46%; annual rate of dividends 0%; discount rate 0.80%. This was recognized by the company as an underwriting cost and was accounted for as an offset to funds raised.

2021 Equity Incentive Plan

On October 12, 2021, after approval from the stockholders at the Company’s 2021 annual meeting of stockholders, the Company adopted the 2021 Plan for the purpose of enhancing the Company’s ability to attract and retain highly qualified directors, officers, key employees and other persons and to motivate such persons to improve the business results and earnings of the Company by providing an opportunity to acquire or increase a direct proprietary interest in the operations and future success of the Company. The 2021 Plan is administered by the compensation committee of the Board who will, amongst other duties, have full power and authority to take all actions and to make all determinations required or provided for under the 2021 Plan. Pursuant to the 2021 Plan, the Company may grant options, share appreciation rights, restricted shares, restricted share units, unrestricted shares and dividend equivalent rights. The 2021 Plan has a duration of 10 years.

Subject to adjustment as described in the 2021 Plan, the aggregate number of shares of common stock available for issuance under the 2021 Plan is initially set at 1,000,000 shares; this number is automatically increased each January 1st by an amount equal to 5% of the number of common stock shares outstanding at that date. As of December 31, 2022, 1,327,407 options have been issued under the 2021 Plan, and 143,576 shares remained available for issuance.

2019 Omnibus Long-Term Incentive Plan

Prior to the adoption of the 2021 Equity Incentive Plan, the Company maintained a 2019 Omnibus Long-Term Incentive Plan (the “2019 Plan”). Following the approval by the shareholders of the 2021 Equity Incentive Plan, no additional awards have been or will be made under the 2019 Plan. As of December 31, 2022, 781,250 stock options had been issued under the 2019 Plan with terms between 5 years and 10 years, of which 362,500 remained outstanding.

Common Stock Options

A summary of the status of the Company’s options issued under the Company’s equity incentive plans is presented below. As of December 31, 2022 there is no intrinsic value in any of the Company's outstanding options as the market price of the Company's common stock is in all cases lower than the exercise price of options.

	December 31, 2022		December 31, 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	1,721,074	$7.38	606,250	$9.67
Forfeited	(767,250)	6.81	(37,500)	11.84
Issued	736,083	3.73	1,152,324	6.32
Outstanding, end of period	1,689,907	$6.05	1,721,074	$7.38

Options outstanding and exercisable by price range as of December 31, 2022 were as follows:

Outstanding Options			Exercisable Options
Range of Exercise Price	Number	Average Weighted Remaining Contractual Life in Years	Range of Exercise Price	Number	Weighted Average Exercise Price
$2.00-2.99	343,192	9.97	$2.00-2.99	343,192	$2.76
3.00-3.99	220,391	9.65	3.00-3.99	54,850	3.87
$4.00-4.99	53,324	8.78	$4.00-4.99	53,324	$4.48
5.00-5.99	710,500	8.89	5.00-5.99	443,062	5.50
8.00-8.99	6,250	2.54	8.00-8.99	7,813	8.80
9.00-9.99	25,000	2.63	9.00-9.99	25,000	9.60
11.00-11.99	162,500	7.80	11.00-11.99	84,375	11.20
12.00-12.99	168,750	2.14	12.00-12.99	168,750	12.80
	1,689,907	8.31		1,180,366	$6.14

As of December 31, 2022, total compensation cost related to non-vested awards not yet recognized is $1,061,925; and the weighted-average period over which it is expected to be recognized is 0.79 years.

Common Stock Warrants - Unregistered

A summary of the status of the Company’s unregistered warrants is presented below.

	December 31, 2022		December 31, 2021
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price

Outstanding, beginning of year	2,553,635	$7.57	2,502,291	$7.67
Issued	-	-	226,426	5.64
Exercised	-	-	(139,099)	6.41
Cancelled	-	-	-	-
Expired	(951,437)	7.10	(35,983)	6.52
Outstanding, end of period	1,602,198	$7.85	2,553,635	$7.57

Unregistered warrants outstanding and exercisable by price range as of December 31, 2022 were as follows:

Outstanding Warrants			Exercisable Warrants
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price

$5.00-5.99	220,800	3.42	$5.00-5.99	220,800	5.50
6.00-6.99	156,875	2.50	6.00-6.99	156,875	6.40
8.00-8.99	950,084	0.79	8.00-8.99	950,084	8.04
9.00-9.99	231,938	2.69	9.00-9.99	231,938	9.60
10.00-10.99	1,688	3.37	10.00-10.99	1,688	10.40
11.00-11.99	35,813	1.00	11.00-11.99	35,813	11.20
14.00-14.99	5,000	1.99	14.00-14.99	5,000	14.40
	1,602,198	1.61		1,602,198	$7.85

Common Stock Warrants - Registered

A summary of the status of the Company’s registered warrants is presented below:

	December 31, 2022		December 31, 2021
	Number of Registered Warrants	Weighted Average Exercise Price	Number of Registered Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	2,975,497	$5.50	-	$-
Issued	-	-	3,174,000	5.50
Exercised	-	-	(198,503)	5.50
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, end of period	2,975,497	$5.50	2,975,497	$5.50

Registered warrants outstanding and exercisable by price range as of December 31, 2022, were as follows:

Outstanding Registered Warrants			Exercisable Registered Warrants
Exercise Price	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price

$5.50	2,975,497	1.5	$5.50	2,975,497	5.50